PAINEWEBBER        SMALL CAP FUND

            PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE              TOTAL RETURN/1/
                   -------------------------- -----------------------------
                                                12 MONTHS       6 MONTHS
                   07/31/96 01/31/96 07/31/95 ENDED 07/31/96 ENDED 07/31/96
---------------------------------------------------------------------------
Class A Shares       $10.22   $10.72   $11.30          4.69%          2.43%
---------------------------------------------------------------------------
Class B Shares         9.98    10.53    11.15         3.90           1.99
---------------------------------------------------------------------------
Class C Shares/2/      9.97    10.52    11.14         3.90           2.00
---------------------------------------------------------------------------
Class Y Shares/3/     10.21      --       --             --             --
---------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
02/01/93 - 12/31/93     $10.00 $10.62        $0.0168        $0.1281  7.68%
-----------------------------------------------------------------------------
1994                     10.62   9.97         0.5208            --  (1.20)
-----------------------------------------------------------------------------
1995                      9.97  10.81         0.8306            --  16.81
-----------------------------------------------------------------------------
01/01/96 - 07/31/96      10.81  10.22         0.7500            --   1.58
-----------------------------------------------------------------------------
                                      Total: $2.1182        $0.1281
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          07/31/96: 26.23%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
02/01/93 - 12/31/93     $10.00 $10.61        $0.0168        $0.0631  6.91%
-----------------------------------------------------------------------------
1994                     10.61   9.88         0.5208            --  (1.96)
-----------------------------------------------------------------------------
1995                      9.88  10.62         0.8306            --  15.90
-----------------------------------------------------------------------------
01/01/96 - 07/31/96      10.62   9.98         0.7500            --   1.13
-----------------------------------------------------------------------------
                                      Total: $2.1182        $0.0631
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          07/31/96: 22.90%
-----------------------------------------------------------------------------

Performance Summary Class C Shares/2/

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                   TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
02/01/93 - 12/31/93     $10.00 $10.61        $0.0168        $0.0682  6.97%
-----------------------------------------------------------------------------
1994                     10.61   9.88         0.5208            --  (1.96)
-----------------------------------------------------------------------------
1995                      9.88  10.61         0.8306            --  15.84
-----------------------------------------------------------------------------
01/01/96 - 07/31/96      10.61   9.97         0.7500            --   1.13
-----------------------------------------------------------------------------
                                      Total: $2.1182        $0.0682
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          07/31/96: 22.86%
-----------------------------------------------------------------------------

/1Figures/assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each Class would be lower if sales charges were included.
/2/Formerly Class D shares
/3/Commencement of offering of shares was July 26, 1996.

PAINEWEBBER        SMALL CAP FUND

            PERFORMANCE RESULTS (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - 98.82%

 Agriculture, Food & Beverage - 1.02%
     6,500 Farmer Brothers Company................................   $   884,000
     7,500 William Greenberg Desserts & Cafes *...................        20,625
                                                                     -----------
                                                                         904,625
                                                                     -----------
 Apparel, Textiles - 1.83%
    10,000 Designer Holdings Limited *............................       183,750
     5,000 Donnkenny Incorporated *...............................        90,000
    15,000 Quiksilver Incorporated *..............................       413,438
    65,000 Vans Incorporated *....................................       934,375
                                                                     -----------
                                                                       1,621,563
                                                                     -----------
 Banks - 8.08%
    28,800 Banknorth Group Incorporated...........................       943,200
    19,800 CCB Financial Corporation..............................     1,024,650
    42,200 Cullen Frost Bankers Incorporated......................     1,149,950
    44,870 Provident Bankshares Corporation.......................     1,435,840
    42,600 Silicon Valley Bancshares *............................     1,022,400
    20,000 Texas Regional Bancshares Incorporated.................       532,500
    21,200 Westamerica Bank Corporation...........................     1,054,700
                                                                     -----------
                                                                       7,163,240
                                                                     -----------
 Chemicals - 2.13%
    37,500 Cambrex Corporation....................................     1,153,125
    15,000 Learonal Incorporated..................................       330,000
     7,500 NCH Corporation........................................       408,750
                                                                     -----------
                                                                       1,891,875
                                                                     -----------
 Computer Hardware - 0.59%
   140,000 Oshap Technologies Limited *...........................       525,000
                                                                     -----------
 Computer Software - 1.18%
    60,200 Comshare Incorporated *................................     1,045,975
                                                                     -----------
 Consumer Durables - 1.16%
    20,000 Ethan Allen Interiors Incorporated.....................       437,500
    35,000 Pier 1 Imports Incorporated............................       590,625
                                                                     -----------
                                                                       1,028,125
                                                                     -----------
 Diversified Retail - 0.50%
    30,000 Shopko Stores Incorporated.............................       442,500
                                                                     -----------
 Drugs & Medicine - 1.39%
    68,000 Alpharma, Incorporated.................................     1,232,500
                                                                     -----------
 Electric Utilities - 2.30%
    52,400 Public Service Company of New Mexico...................     1,041,450
    39,800 Sierra Pacific Resources...............................       999,975
                                                                     -----------
                                                                       2,041,425
                                                                     -----------

PAINEWEBBER        SMALL CAP FUND


 NUMBER OF
   SHARES                                                               VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)

 Electrical Power - 1.07%
     15,000 Hughes Supply Incorporated............................   $   489,375
     30,000 Kuhlman Corporation...................................       461,250
                                                                     -----------
                                                                         950,625
                                                                     -----------
 Energy Reserves & Production - 2.53%
     25,000 Benton Oil & Gas Company *............................       493,750
     15,000 Howell Corporation....................................       210,000
     19,500 Parker & Parsley Petroleum Company....................       443,625
     10,000 Rutherford Moran Oil Corporation *....................       265,000
     48,000 Santa Fe Energy Resources Incorporated *..............       546,000
     15,000 Swift Energy Company *................................       285,000
                                                                     -----------
                                                                       2,243,375
                                                                     -----------
 Environmental Services - 1.65%
     10,000 Newpark Resources Incorporated *......................       328,750
     20,000 Tetra Technologies Incorporated *.....................       372,500
     85,000 Thermatrix Incorporated *.............................       765,000
                                                                     -----------
                                                                       1,466,250
                                                                     -----------
 Financial Services - 2.07%
     10,000 Arbatax International Incorporated *..................        46,880
     85,000 Cash America International Incorporated...............       595,000
    115,000 First Cash Incorporated *.............................       546,250
     12,000 Olympic Financial Limited *...........................       192,000
     13,500 Student Loan Corporation..............................       457,313
                                                                     -----------
                                                                       1,837,443
                                                                     -----------
 Forest Products, Paper - 2.54%
     30,600 Greif Brothers Corporation............................       948,600
     20,000 Mercer International Incorporated *...................       237,500
     39,999 Mosinee Paper Corporation.............................     1,069,972
                                                                     -----------
                                                                       2,256,072
                                                                     -----------
 Freight: Air, Sea & Land - 1.47%
     20,000 Air Express International Corporation.................       525,000
    100,000 Smithway Motor Express Corporation *..................       775,000
                                                                     -----------
                                                                       1,300,000
                                                                     -----------
 Gas Utilities - 0.36%
     15,000 Belden & Blake Corporation *..........................       322,500
                                                                     -----------
 Heavy Machinery - 2.78%
     82,000 Cascade Corporation...................................     1,060,875
    100,000 Titan Wheel International Incorporated................     1,400,000
                                                                     -----------
                                                                       2,460,875
                                                                     -----------
 Hotels - 1.55%
     77,600 Prime Hospitality Corporation *.......................     1,377,400
                                                                     -----------

PAINEWEBBER        SMALL CAP FUND


 NUMBER OF
   SHARES                                                               VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)

 Industrial Services & Supplies - 3.38%
     40,000 GTS Duratek Incorporated *............................   $   562,500
     69,000 Union Corporation *...................................     1,526,625
     29,500 Wackenhut Corporation, Class A........................       586,312
     20,000 Wackenhut Corporation, Class B........................       322,500
                                                                     -----------
                                                                       2,997,937
                                                                     -----------
 Information & Computer Services - 5.28%
     55,150 Comdisco Incorporated.................................     1,309,812
    118,800 Computervision Corporation New *......................       876,150
     78,000 Control Data Systems Incorporated *...................     1,394,250
     20,200 National Data Corporation.............................       802,950
     30,000 Physicians Computer Network Incorporated *............       303,750
                                                                     -----------
                                                                       4,686,912
                                                                     -----------
 Leisure - 2.58%
     58,000 Galoob Lewis Toys Incorporated *......................     1,471,750
     18,100 Harman International Industries Incorporated..........       812,238
                                                                     -----------
                                                                       2,283,988
                                                                     -----------
 Life Insurance - 1.18%
     27,400 Reinsurance Group America Incorporated................     1,044,625
                                                                     -----------
 Long Distance & Phone Companies - 0.81%
     25,000 American Portable Telecom Incorporated *..............       228,125
     15,000 Norstan Incorporated *................................       487,500
                                                                     -----------
                                                                         715,625
                                                                     -----------
 Manufacturing-General - 4.79%
     25,000 BW/IP Incorporated....................................       421,875
     10,000 Kaydon Corporation....................................       451,250
      5,000 Measurex Corporation..................................       138,125
    105,000 Powell Industries Incorporated *......................     1,050,000
     19,000 Robbins & Myers Incorporated..........................       950,000
     15,000 Tadiran Limited ADR...................................       320,625
     56,400 Watsco Incorporated...................................       916,500
                                                                     -----------
                                                                       4,248,375
                                                                     -----------
 Manufacturing-High Technology - 5.24%
     34,200 DII Group Incorporated *..............................       812,250
     44,000 EIS International Incorporated *......................       891,000
    129,000 Jabil Circuit Incorporated *..........................     1,531,875
     43,000 Kemet Corporation *...................................       768,625
     40,000 Tencor Instruments *..................................       640,000
                                                                     -----------
                                                                       4,643,750
                                                                     -----------
 Media - 1.26%
     28,200 Heritage Media Corporation *..........................     1,117,425
                                                                     -----------

PAINEWEBBER        SMALL CAP FUND


 NUMBER OF
   SHARES                                                               VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)


 Medical Products - 1.44%
     48,400 Conmed Corporation *..................................   $   834,900
     23,000 Haemonetics Corporation *.............................       442,750
                                                                     -----------
                                                                       1,277,650
                                                                     -----------
 Medical Providers - 3.89%
    120,000 Counsel Corporation *.................................       971,250
     20,000 Horizon CMS Healthcare Corporation *..................       195,000
     75,000 Lanvision Systems Incorporated *......................       712,500
      7,000 Lincare Holdings Incorporated *.......................       273,000
     45,400 Sierra Health Services Incorporated *.................     1,191,750
     13,000 Walsh International Incorporated *....................       105,625
                                                                     -----------
                                                                       3,449,125
                                                                     -----------
 Mining & Metals - 2.13%
     20,600 AK Steel Holding Corporation..........................       754,475
     38,500 Valmont Industries Incorporated.......................     1,135,750
                                                                     -----------
                                                                       1,890,225
                                                                     -----------
 Motor Vehicles - 1.25%
     50,000 Breed Technologies, Incorporated......................       993,750
     10,000 Keystone Automotive Industries Incorporated *.........       118,750
                                                                     -----------
                                                                       1,112,500
                                                                     -----------
 Oil Refining - 1.53%
     40,400 Smith International Incorporated *....................     1,353,400
                                                                     -----------
 Oil Services - 2.49%
     15,000 Camco International Incorporated......................       485,625
     20,000 Cliffs Drilling Company *.............................       557,500
      5,000 Geoscience Corporation *..............................        50,938
     23,100 Oceaneering International Incorporated *..............       369,600
     60,000 Pride Petroleum Services Incorporated *...............       742,500
                                                                     -----------
                                                                       2,206,163
                                                                     -----------
 Other Insurance - 11.70%
     28,400 American Bankers Insurance Group Incorporated.........     1,136,000
      7,500 CMAC Investment Corporation...........................       430,313
     27,600 Capital Re Corporation................................       931,500
     27,000 Fremont General Corporation ..........................       675,000
     34,540 Frontier Insurance Group Incorporated.................     1,170,042
    110,000 Gainsco Incorporated..................................     1,100,000
     15,000 Leucadia National Corporation.........................       352,500
     26,806 Orion Capital Corporation.............................     1,313,494
     18,000 RLI Corporation.......................................       427,500
     58,000 Terra Nova Bermuda Holdings Limited...................       971,500
     15,000 Trenwick Group Incorporated...........................       731,250
     34,000 Vesta Insurance Group Incorporated....................     1,139,000
                                                                     -----------
                                                                      10,378,099
                                                                     -----------

PAINEWEBBER        SMALL CAP FUND


 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONCLUDED)


 Publishing - 0.79%
  35,200   Factset Research Systems Incorporated *................   $   704,000
                                                                     -----------
 Railroads - 0.40%
  30,000   Greenbrier Companies Incorporated......................       356,250
                                                                     -----------
 Real Property - 4.93%
  15,000   BMC West Corporation *.................................       217,500
 100,008   D.R. Horton Incorporated *.............................       962,577
  51,000   Granite Construction Incorporated......................     1,077,375
  52,100   Newhall Land & Farming Company.........................       840,112
  30,000   Nobility Homes Incorporated *..........................       570,000
  37,000   Pacific Greystone Corporation *........................       397,750
  15,000   Redman Industries *....................................       311,250
                                                                     -----------
                                                                       4,376,564
                                                                     -----------
 Restaurants - 1.45%
  80,000   Casa Ole Restaurants Incorporated *....................     1,080,000
  20,000   Fine Host Corporation *................................       210,000
                                                                     -----------
                                                                       1,290,000
                                                                     -----------
 Securities & Asset Management - 1.09%
  34,000   Quick & Reilly Group Incorporated......................       964,750
                                                                     -----------
 Semiconductor - 0.65%
  18,000   Electro Scientific Industries Incorporated *...........       297,000
  22,000   Electroglas Incorporated *.............................       277,750
                                                                     -----------
                                                                         574,750
                                                                     -----------
 Specialty Retail - 2.79%
  41,600   Orchard Supply Hardware *..............................     1,180,400
  37,000   Waban Incorporated *...................................       703,000
  60,000   West Coast Entertainment Corporation *.................       592,500
                                                                     -----------
                                                                       2,475,900
                                                                     -----------
 Thrift - 0.12%
   6,000   Coastal Bancorp Incorporated...........................       105,000
                                                                     -----------
 Tobacco - 1.45%
  46,400   Universal Corporation..................................     1,287,600
                                                                     -----------
 Total Common Stocks (cost - $87,816,153)..........................   87,651,981
                                                                     -----------

 PRINCIPAL
  AMOUNT                                          MATURITY INTEREST
   (000)                                            DATE     RATE
 ---------                                        -------- --------
REPURCHASE AGREEMENT - 1.64%
  $1,453   Repurchase Agreement dated 07/31/96
            with Salomon Brothers Incorporated,
            collateralized by $1,520,000 U.S.
            Treasury Bills, 5.390%, due
            01/02/97; proceeds: $1,453,224
            (cost - $1,453,000)................   08/01/96   5.550%   1,453,000
                                                                    -----------
        Total Investments (cost - $89,269,153) -
  100.46%.......................................                     89,104,981
         Liabilities in excess of other assets -
  (0.46)%.......................................                       (411,662)
                                                                    -----------
 Net Assets - 100.00%...........................                    $88,693,319
                                                                    ===========

-------
*Non-income producing security
ADRAmerican Depositary Receipts

                 See accompanying notes to financial statements

PAINEWEBBER        SMALL CAP FUND

               STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at value (cost - $89,269,153)........................  $89,104,981
Cash..............................................................      200,750
Receivable for investments sold...................................      786,799
Dividends and interest receivable.................................       73,202
Receivable for shares of beneficial interest sold.................       29,059
Deferred organizational expenses..................................      163,785
Other assets......................................................       96,478
                                                                    -----------
 Total assets.....................................................   90,455,054
                                                                    -----------
Liabilities
Payable for investments purchased.................................    1,068,182
Payable for shares of beneficial interest repurchased.............      218,653
Payable to affiliates.............................................      134,686
Accrued expenses and other liabilities............................      340,214
                                                                    -----------
 Total liabilities................................................    1,761,735
                                                                    -----------
Net Assets
Beneficial interest shares of $0.001 par value outstanding (unlim-
 ited amount authorized)..........................................   87,408,965
Accumulated net realized gains from investments...................    1,448,526
Net unrealized depreciation of investments........................     (164,172)
                                                                    -----------
 Net Assets.......................................................  $88,693,319
                                                                    ===========
Class A:
Net Assets........................................................  $30,674,795
                                                                    -----------
Shares outstanding................................................    3,002,680
                                                                    -----------
Net asset and redemption value per share..........................       $10.22

                                                                         ======
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price)...............................       $10.70

                                                                         ======
Class B:
Net Assets........................................................  $36,612,323
                                                                    -----------
Shares outstanding................................................    3,669,826
                                                                    -----------
Net asset value and offering price per share......................        $9.98

                                                                          =====
Class C:
Net Assets........................................................  $18,605,576
                                                                    -----------
Shares outstanding................................................    1,866,818
                                                                    -----------
Net asset value, offering price and redemption value per share....        $9.97

                                                                          =====
Class Y:
Net Assets........................................................  $ 2,800,625
                                                                    -----------
Shares outstanding................................................      274,241
                                                                    -----------
Net asset value, offering price and redemption value per share....       $10.21

                                                                         ======

                 See accompanying notes to financial statements

   PAINEWEBBER        SMALL CAP FUND

            STATEMENT OF OPERATIONS             FOR THE YEAR ENDED JULY 31, 1996

Investment income:
Dividends (net of foreign withholding taxes of $7,218)........... $ 1,264,109
Interest.........................................................     287,454
                                                                  -----------
                                                                    1,551,563
                                                                  -----------
Expenses:
Investment advisory and administration fees......................     731,472
Services fees--Class A...........................................      49,238
Service and distribution fees--Class B...........................     415,522
Service and distribution fees--Class C...........................     115,747
Reports and notices to shareholders..............................     112,255
Reorganization expenses..........................................     110,456
Transfer agency and service fees.................................     101,188
Legal and audit..................................................      94,452
Federal and state registration fees..............................      85,897
Custody and accounting...........................................      79,787
Amortization of organizational expenses..........................      51,800
Trustees' fees and expenses......................................      10,000
Other expenses...................................................       2,400
                                                                  -----------
                                                                    1,960,214
                                                                  -----------
NET INVESTMENT LOSS..............................................    (408,651)
                                                                  -----------
Realized and unrealized gains (losses) from investment transac-
 tions:
Net realized gains from investment transactions..................   7,823,052
Net change in unrealized appreciation/depreciation of invest-
 ments...........................................................  (4,208,066)
                                                                  -----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS...   3,614,986
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $ 3,206,335
                                                                  ===========


                 See accompanying notes to financial statements

   PAINEWEBBER       SMALL CAP FUND

                 STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE YEARS
                                                           ENDED JULY 31,
                                                       ------------------------
                                                          1996         1995
                                                       -----------  -----------
From operations:
Net investment loss..................................  $  (408,651) $  (127,657)
Net realized gains from investment transactions......    7,823,052    4,379,410
Net change in unrealized appreciation/depreciation of
 investments.........................................   (4,208,066)   7,078,454
                                                       -----------  -----------
Net increase in net assets resulting from operations.    3,206,335   11,330,207
                                                       -----------  -----------
Distributions to shareholders from:
Net realized gains from investment transactions--
 Class A.............................................   (2,580,753)  (1,099,875)
Net realized gains from investment transactions--
 Class B.............................................   (5,623,020)  (2,545,115)
Net realized gains from investment transactions--
 Class C.............................................   (1,514,097)    (770,850)
                                                       -----------  -----------
                                                        (9,717,870)  (4,415,840)
                                                       -----------  -----------
From beneficial interest transactions:
Net proceeds from the sale of shares.................    6,234,900    8,287,256
Shares issued in connection with the acquisition of
 PaineWebber Small Cap Growth Fund...................   27,156,461          --
Cost of shares repurchased...........................  (27,176,983) (31,154,154)
Proceeds from dividends reinvested...................    9,091,388    4,095,250
                                                       -----------  -----------
Net increase (decrease) in net assets derived from
 beneficial interest transactions....................   15,305,766  (18,771,648)
                                                       -----------  -----------
Net increase (decrease) in net assets................    8,794,231  (11,857,281)
Net Assets:
Beginning of period..................................   79,899,088   91,756,369
                                                       -----------  -----------
End of period........................................  $88,693,319  $79,899,088
                                                       ===========  ===========



                 See accompanying notes to financial statements

   PAINEWEBBER      NOTES TO FINANCIAL STATEMENTS

                ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

                PaineWebber Small Cap Fund (the "Fund") is a diversified series of PaineWebber Securities Trust ("Trust"), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein. The Fund incurred costs in connection with its organization and the registration of its shares. Such costs have been deferred and are being amortized using the straight-line method over a period of benefit of 60 months, beginning with the commencement of investment operations of the Fund.

                At the close of business on July 26, 1996, the former PaineWebber Small Cap Value Fund was renamed the PaineWebber Small Cap Fund.

                Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution charges and certain transfer agency and other expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

                Acquisition of PaineWebber Small Cap Growth Fund--Effective as of the close of business on July 26, 1996 (the "Acquisition Date"), the Fund acquired all of the assets and assumed all of the liabilities of PaineWebber Small Cap Growth Fund ("Small Cap Growth Fund"). The acquisitions were accomplished by tax-free exchanges of 1,404,733 Class A, 63,270 Class B, 936,155 Class C and 274,241 Class Y shares of the Fund for 1,450,092 Class A, 65,772 Class B, 969,172 Class C and 280,828 Class Y shares of Small Cap Growth Fund outstanding on the Acquisition Date. Small Cap Growth Fund's net assets at that date, valued at $27,156,461, including accumulated net realized losses of $3,287 and net unrealized depreciation of investments of $1,297,019, were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's statement of operations and financial highlights do not include the operations of Small Cap Growth Fund prior to the Acquisition Date.

                The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

   PAINEWEBBER

                statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

                Valuation of Investments - Securities which are listed on U.S. and foreign stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated, and investment adviser and administrator of the Fund as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to valuation. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with sixty days or less remaining to maturity unless the Fund's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees.

                Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

                Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

                Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   PAINEWEBBER

                Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

                Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT ADVISER AND ADMINISTRATOR

                The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. At July 31, 1996, the Fund owed Mitchell Hutchins $76,801 in investment advisory and administration fees.

                Under a separate contract ("Sub-Advisory Contract") with Quest Advisory Corp. (the "Sub-Adviser"), Mitchell Hutchins (not the
                Fund) was paying the Sub-Adviser a monthly fee in an amount equal to 50% of the fee paid to Mitchell Hutchins under the Advisory Contract. Effective April 1, 1996, the Fund terminated the Sub-Advisory Contract with the Sub-Adviser, and Mitchell Hutchins took over the responsibility for the day-to-day management of the Fund's assets.

                For the year ended July 31, 1996, Small Cap Fund paid $3,066 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

                In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if, and to the extent that, the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations.

PAINEWEBBER
                Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess of $100 million. For the year ended July 31, 1996, no reimbursements were required pursuant to the above limitation.

                DISTRIBUTION PLANS

                Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C (formerly Class D) shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At July 31, 1996, the Fund owed Mitchell Hutchins $54,595 in service and distribution fees.

                Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended July 31, 1996, it received $200,224 in sales charges.

                TRANSFER AGENCY SERVICE FEES

                The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the year ended July 31, 1996, PaineWebber earned $36,944 from the Fund. At July 31, 1996, the Fund owed PaineWebber $3,290 for shareholder service fees.

                INVESTMENTS IN SECURITIES

                For federal income tax purposes, the cost of securities owned at July 31, 1996 was substantially the same as the cost of securities for financial statement purposes.

                At July 31, 1996, the components of net unrealized depreciation of investments were as follows:

                Gross depreciation (investments having an excess
                of cost over value)...............................  $(8,126,790)
                Gross appreciation (investments having an excess
                of value over cost)...............................    7,962,618
                                                                    -----------
                Net unrealized depreciation of investments........  $  (164,172)
                                                                    ===========

                For the year ended July 31, 1996, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $58,747,226 and $73,494,035, respectively.

   PAINEWEBBER

            FEDERAL TAX STATUS

            The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

            To reflect reclassifications arising from permanent "book/tax" differences for the year ended July 31, 1996, the Fund's accumulated net realized gains were reduced by $326,744; accumulated net investment loss was reduced by $408,651 and beneficial interest was reduced by $81,907. Permanent book/tax differences are primarily attributable to net operating losses and nondeductible reorganization expenses for the current year.

            SHARES OF BENEFICIAL INTEREST

            There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Of the 8,813,565 shares outstanding at July 31, 1996, Mitchell Hutchins owned 10,003 shares of Class A, one share of Class B and one share of Class C. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                  CLASS B                  CLASS C              CLASS Y
                          ----------------------  ------------------------  ---------------------- ------------------
                           SHARES      AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT    SHARES    AMOUNT
                          ---------  -----------  ----------  ------------  --------  ------------ ------- ----------
YEAR ENDED
 JULY 31, 1996:
Shares sold.............    162,734  $ 1,784,341     246,297  $  2,708,345   158,976  $  1,742,214     --         --
Shares issued in
 connection with the
 acquisition of
 PaineWebber Small Cap
 Growth Fund............  1,404,733   14,374,663      63,270       632,216   936,155     9,344,754 274,241 $2,804,828
Shares repurchased......   (729,600)  (8,163,423) (1,173,417)  (12,903,027) (554,588)  (6,110,533)     --         --
Shares converted from
 Class B to Class A.....    114,185    1,313,683    (115,951)   (1,313,683)      --            --      --         --
Dividends reinvested....    236,526    2,470,300     511,372     5,228,853   136,084     1,392,235     --         --
                          ---------  -----------  ----------  ------------  --------  ------------ ------- ----------
Net increase (decrease).  1,188,578  $11,779,564    (468,429) $ (5,647,296)  676,627  $  6,368,670 274,241 $2,804,828
                          =========  ===========  ==========  ============  ========  ============ ======= ==========

                               CLASS A                  CLASS B                 CLASS C                CLASS Y
                         ---------------------  ------------------------  ---------------------  -------------------
                          SHARES     AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT      SHARES    AMOUNT
                         --------  -----------  ----------  ------------  --------  -----------  --------- ---------
YEAR ENDED
 JULY 31, 1995:

Shares sold.............  189,244  $ 1,961,312     400,320  $  4,097,889   219,759  $ 2,228,055        --        --
Shares repurchased...... (700,760)  (7,226,007) (1,650,145)  (16,841,037) (694,404)  (7,087,110)       --        --
Dividends reinvested....  101,765    1,017,208     239,421     2,375,883    70,815      702,159        --        --
                         --------  -----------  ----------  ------------  --------  -----------  --------- ---------
Net decrease............ (409,751) $(4,247,487) (1,010,404) $(10,367,265) (403,830) $(4,156,896)       --        --
                         ========  ===========  ==========  ============  ========  ===========  ========= =========

                      [This Page Intentionally Left Blank]

   PAINEWEBBER    SMALL CAP FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                         CLASS A
                                      -----------------------------------------
                                       FOR THE YEARS    FOR THE
                                           ENDED         PERIOD    FOR THE YEAR
                                         JULY 31,        ENDED        ENDED
                                      ----------------  JULY 31,   JANUARY 31,
                                       1996#    1995     1994+         1994
                                      -------  -------  --------   ------------
Net asset value, beginning of
period........................         $11.30   $10.27   $10.61       $10.00
                                      -------  -------  -------      -------
Net investment income (loss)..           0.00@    0.05     0.02         0.13
Net realized and unrealized
 gains (losses) from
 investment transactions......           0.50@    1.50    (0.36)        0.62
                                      -------  -------  -------      -------
Net increase (decrease) from
 investment operations........           0.50     1.55    (0.34)        0.75
                                      -------  -------  -------      -------
Dividends from net investment
 income.......................            --       --       --         (0.12)
Distributions from net
 realized gains...............          (1.58)   (0.52)     --         (0.02)
                                      -------  -------  -------      -------
Total dividends and
 distributions................          (1.58)   (0.52)    0.00        (0.14)
                                      -------  -------  -------      -------
Net asset value, end of
 period.......................         $10.22   $11.30   $10.27       $10.61
                                      =======  =======  =======      =======
Total investment return (1)...          4.69%    15.80%   (3.20)%       7.58%
                                      =======  =======  =======      =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's)......................        $30,675  $20,494  $22,848      $25,226
Expenses to average net
 assets.......................          2.11%     1.98%    1.91%*       1.75%
Net investment income (loss)
 to average net assets........          0.02%     0.41%    0.41%*       1.41%
Portfolio turnover............            84%       19%      20%          98%
---------------------

*     Annualized
**    Formerly Class D shares
+     For the period February 1, 1994 to July 31, 1994.
++ For the period July 26, 1996 (commencement of offering of shares) to July 31, 1996.
# Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.
@     Calculated using the average shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

              CLASS B                                    CLASS C**                      CLASS Y
------------------------------------------- ------------------------------------------- --------
 FOR THE YEARS      FOR THE       FOR THE    FOR THE YEARS      FOR THE       FOR THE   FOR THE
     ENDED           PERIOD        YEAR          ENDED           PERIOD        YEAR      PERIOD
   JULY 31,          ENDED         ENDED       JULY 31,          ENDED         ENDED     ENDED
-----------------   JULY 31,    JANUARY 31, -----------------   JULY 31,    JANUARY 31, JULY 31,
 1996#     1995      1994+         1994      1996#     1995      1994+         1994      1996#+
-------   -------   --------    ----------- -------   -------   --------    ----------- --------
 $11.15    $10.22    $10.60        $10.00    $11.14    $10.22    $10.59        $10.00    $10.23
-------   -------   -------       -------   -------   -------   -------       -------    ------
  (0.09)@   (0.04)    (0.02)         0.06     (0.08)@   (0.05)    (0.02)         0.06      0.00 @
   0.50 @    1.49     (0.36)         0.62      0.49 @    1.49     (0.35)         0.62     (0.02)@
-------   -------   -------       -------   -------   -------   -------       -------    ------
   0.41      1.45     (0.38)         0.68      0.41      1.44     (0.37)         0.68     (0.02)
-------   -------   -------       -------   -------   -------   -------       -------    ------
    --        --        --          (0.06)      --        --        --          (0.07)      --
  (1.58)    (0.52)      --          (0.02)    (1.58)    (0.52)      --          (0.02)      --
-------   -------   -------       -------   -------   -------   -------       -------    ------
  (1.58)    (0.52)     0.00         (0.08)    (1.58)    (0.52)     0.00         (0.09)     0.00
-------   -------   -------       -------   -------   -------   -------       -------    ------
  $9.98    $11.15    $10.22        $10.60     $9.97    $11.14    $10.22        $10.59    $10.21
=======   =======   =======       =======   =======   =======   =======       =======    ======
   3.90%    14.86 %   (3.58)%        6.81%     3.90%    14.76 %   (3.49)%        6.77%    (0.20)%
=======   =======   =======       =======   =======   =======   =======       =======    ======
$36,612   $46,142   $52,624       $59,993   $18,606   $13,263   $16,285       $20,941    $2,801
   2.90%     2.74 %    2.69 %*       2.50%     2.91%     2.73 %    2.69 %*       2.50%     1.72%*
  (0.78)%   (0.35)%   (0.37)%*       0.67%    (0.77)%   (0.34)%   (0.36)%*       0.64%     0.07%*
     84%       19 %      20 %          98%       84%       19 %      20 %          98%       84%

PAINEWEBBER        SMALL CAP FUND


            REPORT OF INDEPENDENT ACCOUNTANTS

            To the Shareholders and Board of Trustees of PaineWebber Small Cap Fund

            In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Small Cap Fund (the "Fund") at July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

            PRICE WATERHOUSE LLP

            1177 Avenue of the Americas
            New York, New York 10036
            September 19, 1996

PAINEWEBBER        SMALL CAP FUND

            TAX INFORMATION (UNAUDITED)


            We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (July 31, 1996), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the distributions for Class A, Class B and Class C shares made during the fiscal year were derived from short-term and long-term capital gains in the amount of $0.4252 per share and $1.1554 per share, respectively. Additionally, 57.96% of the distributions paid qualifies for the dividend received deduction available to corporate shareholders.

            Dividends received by tax-exempt recipients need not be reported as taxable income. Some retirement trusts (e.g., corporate Keogh and 403(b)(7) plans) may need this information for their annual reporting.

            Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1996. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, is made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PAINEWEBBER        SMALL CAP FUND

         SHAREHOLDER INFORMATION (UNAUDITED)
         A special meeting of shareholders of the Fund was held on April 10, 1996. At the meeting the following proposals were approved:

         1. To elect ten members of its Board of Trustees:

                                                                        SHARES
                                                              SHARES   WITHHOLD
                                                             VOTED FOR AUTHORITY
                                                             --------- ---------
         Margo N. Alexander................................. 3,109,714  344,395
         Richard Q. Armstrong............................... 3,109,714  344,395
         E. Garrett Bewkes, Jr. ............................ 3,105,843  348,265
         Richard R. Burt.................................... 3,109,714  344,395
         Mary C. Farrell.................................... 3,109,714  344,395
         Meyer Feldberg..................................... 3,108,409  345,700
         George W. Gowen.................................... 3,105,843  348,266
         Frederic V. Malek.................................. 3,107,206  346,903
         Carl W. Schafer.................................... 3,108,688  345,421
         John R. Torell III................................. 3,109,714  344,395

         2. Ratification of the selection of Price Waterhouse LLP as the independent auditors for its current fiscal year:

                                                      SHARES   SHARES  SHARES
                                                     VOTED FOR AGAINST ABSTAIN
                                                     --------- ------- -------
                                                     3,107,036 10,170  336,903

         3. Approval of the proposed changes to the Fund's fundamental investment restrictions and policies:

                                                       SHARES   SHARES  SHARES
                                                      VOTED FOR AGAINST ABSTAIN
                                                      --------- ------- -------
         Modification of Fundamental Restriction on
          Portfolio Diversification for Diversified
          Funds...................................... 3,036,593 32,468  385,048
         Modification of Fundamental Restriction on
          Concentration.............................. 3,036,593 32,468  385,048
         Modification of Fundamental Restriction on
          Senior Securities and Borrowing............ 3,036,593 32,468  385,048
         Modification of Fundamental Restriction on
          Making Loans............................... 3,036,593 32,468  385,048
         Modification of Fundamental Restriction on
          Underwriting Securities.................... 3,036,593 32,468  385,048
         Modification of Fundamental Restriction on
          Real Estate Investments.................... 3,036,593 32,468  385,048
         Modification of Fundamental Restriction on
          Investing in Commodities................... 3,036,593 32,468  385,048
         Elimination of Fundamental Restriction on
          Margin Transactions........................ 3,036,593 32,468  385,048
         Elimination of Fundamental Restriction on
          Short Sales................................ 3,036,593 32,468  385,048
         Elimination of Fundamental Restriction on
          Investments in Oil, Gas and Mineral Leases
          and Programs............................... 3,036,593 32,468  385,048
         Elimination of Fundamental Restriction on
          Investments in Other Investment Companies.. 3,036,593 32,468  385,048

         (Broker non-votes and abstentions are included within the "Shares Withhold Authority" and "Shares Abstain" totals.)